Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

(a)	(b)	(b-2)	(c)	(c-2)	(d)	(e)	(f)	(g)	(h)
					Average		Value of Initial Fixed $100
					Summary	Average	Investment Based on:
	Summary	Summary	Compensation	Compensation	Compensation	Compensation		Peer
	Compensation	Compensation	Actually	Actually	Table	Actually	NL	Group	Net
	Table	Table	Paid to	Paid to	Total for	Paid to	Total	Total	Income
	Total for PEO	Total for PEO	PEO	PEO	Non-PEO	Non-PEO	Shareholder	Shareholder	(Loss)
	Graham (1)	Riley (1)	Graham (1)(2)	Riley (1)(2)	NEOs (3)	NEOs (2)(3)	Return (4)	Return (4)	($) (in
Year	($)	($)	($)	($)	($)	($)	($)	($)	thousands)
2022	n/a	1,077,000	n/a	1,077,000	1,930,400	1,930,400	56	97	36,456
2021	6,138,000	945,000	6,138,000	945,000	788,250	788,250	56	106	53,360
2020	6,675,000	n/a	6,675,000	n/a	1,256,400	1,256,400	35	101	16,103
2019	5,660,000	n/a	5,660,000	n/a	1,668,200	1,668,200	27	91	28,035
2018	4,887,000	n/a	4,887,000	n/a	2,014,250	2,014,250	25	73	(39,013)
(1)

Our only PEO for 2018 through 2020 was Robert D. Graham, and our only PEO for 2022 was Courtney J. Riley. In 2021, we had two PEOs: Mr. Graham served as our chief executive officer until June 2021, when Courtney J. Riley succeeded him in that position. Both Ms. Riley and Mr. Graham were executive officers for all of 2021, with Ms. Riley previously serving as president until her promotion in June 2021 and with Mr. Graham continuing to serve as our vice chairman; the 2021 amounts for each of them in this table reflect the full year.

(2)

For purposes of this table, the term “compensation actually paid” is the total compensation reported in the Summary Compensation Table in our proxy statement, adjusted (if applicable) as required by SEC rules; no such adjustments are applicable for the officers and years reported in this table. See the footnotes to our Summary Compensation Table in the applicable year’s proxy statement for a discussion of what we report for compensation for our named executive officers who are Contran employees and perform services to us and our subsidiaries pursuant to the ISA.

(3)	The non-PEO NEOs for each year were as follows:

2022: Michael S. Simmons, Andrew B. Nace, Amy A. Samford, John R. Powers, III, Robert D. Graham

2021: Andrew B. Nace, Amy A. Samford, Patricia A. Kropp, John R. Powers, III

2020: Courtney J. Riley, Andrew B. Nace, Amy A. Samford, Clarence B. Brown, III, Kelly D. Luttmer

2019: Courtney J. Riley, Kelly D. Luttmer, Andrew B. Nace, Amy A. Samford, Gregory M. Swalwell

2018: Courtney J. Riley, Gregory M. Swalwell, Kelly D. Luttmer, Andrew B. Nace

(4)

Total shareholder return (TSR) amounts show the value at December 31 of each year, assuming an original investment of $100 at December 31, 2017 and reinvestment of cash dividends and other distributions to stockholders. For the peer group TSR, the peer group is the same as in our performance graph in Part II, Item 5 of our annual report on Form 10-K for the fiscal year ended December 31, 2022: the S&P 500 Industrial Conglomerates Index.

Named Executive Officers, Footnote [Text Block]
(1)

Our only PEO for 2018 through 2020 was Robert D. Graham, and our only PEO for 2022 was Courtney J. Riley. In 2021, we had two PEOs: Mr. Graham served as our chief executive officer until June 2021, when Courtney J. Riley succeeded him in that position. Both Ms. Riley and Mr. Graham were executive officers for all of 2021, with Ms. Riley previously serving as president until her promotion in June 2021 and with Mr. Graham continuing to serve as our vice chairman; the 2021 amounts for each of them in this table reflect the full year.

(3)	The non-PEO NEOs for each year were as follows:

2022: Michael S. Simmons, Andrew B. Nace, Amy A. Samford, John R. Powers, III, Robert D. Graham

2021: Andrew B. Nace, Amy A. Samford, Patricia A. Kropp, John R. Powers, III

2020: Courtney J. Riley, Andrew B. Nace, Amy A. Samford, Clarence B. Brown, III, Kelly D. Luttmer

2019: Courtney J. Riley, Kelly D. Luttmer, Andrew B. Nace, Amy A. Samford, Gregory M. Swalwell

2018: Courtney J. Riley, Gregory M. Swalwell, Kelly D. Luttmer, Andrew B. Nace

Peer Group Issuers, Footnote [Text Block]
(4)

Total shareholder return (TSR) amounts show the value at December 31 of each year, assuming an original investment of $100 at December 31, 2017 and reinvestment of cash dividends and other distributions to stockholders. For the peer group TSR, the peer group is the same as in our performance graph in Part II, Item 5 of our annual report on Form 10-K for the fiscal year ended December 31, 2022: the S&P 500 Industrial Conglomerates Index.

Adjustment To PEO Compensation, Footnote [Text Block]
(2)

For purposes of this table, the term “compensation actually paid” is the total compensation reported in the Summary Compensation Table in our proxy statement, adjusted (if applicable) as required by SEC rules; no such adjustments are applicable for the officers and years reported in this table. See the footnotes to our Summary Compensation Table in the applicable year’s proxy statement for a discussion of what we report for compensation for our named executive officers who are Contran employees and perform services to us and our subsidiaries pursuant to the ISA.

Non-PEO NEO Average Total Compensation Amount	$ 1,930,400	$ 788,250	$ 1,256,400	$ 1,668,200	$ 2,014,250
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,930,400	788,250	1,256,400	1,668,200	2,014,250
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)

For purposes of this table, the term “compensation actually paid” is the total compensation reported in the Summary Compensation Table in our proxy statement, adjusted (if applicable) as required by SEC rules; no such adjustments are applicable for the officers and years reported in this table. See the footnotes to our Summary Compensation Table in the applicable year’s proxy statement for a discussion of what we report for compensation for our named executive officers who are Contran employees and perform services to us and our subsidiaries pursuant to the ISA.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

The following chart shows the relationship between the amounts in columns (c) and (c-2) and in column (e) of the Pay Versus Performance Table, and the total shareholder return (TSR) amounts in columns (f) and (g) of the Pay Versus Performance Table. It also shows the relationship between our TSR and the peer group TSR.

Compensation Actually Paid vs. Net Income [Text Block]

The following chart shows the relationship between the amounts in columns (c) and (c-2) and in column (e) of the Pay Versus Performance Table, and our net income as shown in column (h) of the Pay Versus Performance Table.

Total Shareholder Return Vs Peer Group [Text Block]

The following chart shows the relationship between the amounts in columns (c) and (c-2) and in column (e) of the Pay Versus Performance Table, and the total shareholder return (TSR) amounts in columns (f) and (g) of the Pay Versus Performance Table. It also shows the relationship between our TSR and the peer group TSR.

Total Shareholder Return Amount	$ 56	56	35	27	25
Peer Group Total Shareholder Return Amount	97	106	101	91	73
Net Income (Loss)	$ 36,456,000	53,360,000	16,103,000	28,035,000	(39,013,000)
PEO Name	J. Riley
Graham
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		6,138,000	6,675,000	5,660,000	4,887,000
PEO Actually Paid Compensation Amount		6,138,000	$ 6,675,000	$ 5,660,000	$ 4,887,000
Riley
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 1,077,000	945,000
PEO Actually Paid Compensation Amount	$ 1,077,000	$ 945,000